Intangible assets, net and goodwill (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Analysis of Intangible Assets
a)
An analysis of intangible assets at December 31, 2018, 2019 and 2020 is as follows:

	For the year ended December 31, 2018
	Balance at beginning of year		Acquisitions		Acquisitions in business combinations		Disposals and other		Amortization of the year		Effect of translation of foreign subsidiaries and Hyperinflation adjustment		Balance at end of year
Licenses and rights of use	Ps.	247,413,824	Ps.	4,227,244	Ps.	—	Ps.	1,508,274	Ps.	—	Ps.	(19,670,368)	Ps.	233,478,974
Accumulated amortization		(134,109,438)		—		—		(1,005,877)		(11,347,089)		16,281,825		(130,180,579)

Net		113,304,386		4,227,244		—		502,397		(11,347,089)		(3,388,543)		103,298,395

Trademarks		28,779,212		159,958		6,631		—		—		(738,635)		28,207,166
Accumulated amortization		(18,841,405)		—		—		—		(4,973,602)		275,046		(23,539,961)

Net		9,937,807		159,958		6,631		—		(4,973,602)		(463,589)		4,667,205

Customer relationships		26,985,714		74,637		15,556		—		—		(1,532,839)		25,543,068
Accumulated amortization		(16,129,495)		—		—		—		(3,754,312)		1,122,270		(18,761,537)

Net		10,856,219		74,637		15,556		—		(3,754,312)		(410,569)		6,781,531

Software licenses		15,055,598		2,004,550		3,006		(905,610)		—		(1,848,286)		14,309,258
Accumulated amortization		(7,815,161)		—		—		2,677,848		(3,491,629)		924,139		(7,704,803)

Net		7,240,437		2,004,550		3,006		1,772,238		(3,491,629)		(924,147)		6,604,455

Content rights		6,717,442		850,779		—		—		—		(18,512)		7,549,709
Accumulated amortization		(4,516,665)		—		—		—		(2,231,978)		(14,949)		(6,763,592)

Net		2,200,777		850,779		—		—		(2,231,978)		(33,461)		786,117

Total of intangibles, net	Ps.	143,539,626	Ps.	7,317,168	Ps.	25,193	Ps.	2,274,635	Ps.	(25,798,610)	Ps.	(5,220,309)	Ps.	122,137,703

Goodwill	Ps.	151,463,232	Ps.	—	Ps.	334,739	Ps.	(1,094,861)		—	Ps.	(5,136,613)	Ps.	145,566,497

	For the year ended December 31, 2019
	Balance at beginning of year		Acquisitions		Acquisitions in business combinations		Disposals and other		Amortization of the year		Effect of translation of foreign subsidiaries and Hyperinflation adjustment		Balance at end of year
Licenses and rights of use	Ps.	233,478,974	Ps.	13,206,877	Ps.	7,844,339	Ps.	7,286,114	Ps.	—	Ps.	(15,715,442)	Ps.	246,100,862
Accumulated amortization		(130,180,579)		—		—		(2,391,624)		(11,577,160)		9,481,480		(134,667,883)

Net		103,298,395		13,206,877		7,844,339		4,894,490		(11,577,160)		(6,233,962)		111,432,979

Trademarks		28,207,166		53,467		—		(6,012)		—		(835,613)		27,419,008
Accumulated amortization		(23,539,961)		—		—		—		(1,008,483)		618,145		(23,930,299)

Net		4,667,205		53,467		—		(6,012)		(1,008,483)		(217,468)		3,488,709

Customer relationships		25,543,068		20,248		—		5,507		—		(2,693,812)		22,875,011
Accumulated amortization		(18,761,537)		—		—		—		(3,371,924)		2,357,831		(19,775,630)

Net		6,781,531		20,248		—		5,507		(3,371,924)		(335,981)		3,099,381

Software licenses		14,309,258		2,729,480		—		(949,858)		—		(2,984,770)		13,104,110
Accumulated amortization		(7,704,803)		—		—		(1)		(2,479,088)		2,183,149		(8,000,743)

Net		6,604,455		2,729,480		—		(949,859)		(2,479,088)		(801,621)		5,103,367

Content rights		7,549,709		1,427,694		—		1,638,007		—		(455,228)		10,160,182
Accumulated amortization		(6,763,592)		—		—		(8,720)		(1,772,779)		429,862		(8,115,229)

Net		786,117		1,427,694		—		1,629,287		(1,772,779)		(25,366)		2,044,953

Total of intangibles, net	Ps.	122,137,703	Ps.	17,437,766	Ps.	7,844,339	Ps.	5,573,413	Ps.	(20,209,434)	Ps.	(7,614,398)	Ps.	125,169,389

Goodwill	Ps.	145,566,497	Ps.	—	Ps.	10,869,571	Ps.	(843,005)		—	Ps.	(2,693,262)	Ps.	152,899,801

	For the year ended December 31, 2020
	Balance at beginning of year		Acquisitions		Acquisitions in business combinations		Disposals and other		Amortization of the year		Effect of translation of foreign subsidiaries and Hyperinflation adjustment		Balance at end of year
Licenses and rights of use	Ps.	246,100,862	Ps.	15,079,714	Ps.	4,436,313	Ps.	1,502,981	Ps.	—	Ps.	(14,029,709)	Ps.	253,090,161
Accumulated amortization		(134,667,883)		—		—		105,892		(14,274,497)		14,227,424		(134,609,064)

Net		111,432,979		15,079,714		4,436,313		1,608,873		(14,274,497)		197,715		118,481,097

Trademarks		27,419,008		162,309		12,110		4,000		—		1,534,938		29,132,365
Accumulated amortization		(23,930,299)		—		—		(4,276)		(300,727)		(1,119,645)		(25,354,947)

Net		3,488,709		162,309		12,110		(276)		(300,727)		415,293		3,777,418

Customer relationships		22,875,011		1,935		2,689,718		(5,763)		—		4,018,365		29,579,266
Accumulated amortization		(19,775,630)		—		—		855		(1,654,237)		(3,996,593)		(25,425,605)

Net		3,099,381		1,935		2,689,718		(4,908)		(1,654,237)		21,772		4,153,661

Software licenses		13,104,110		2,445,784		36		(2,485,429)		—		4,236,645		17,301,146
Accumulated amortization		(8,000,743)		—		—		2,013,617		(2,667,870)		(3,578,452)		(12,233,448)

Net		5,103,367		2,445,784		36		(471,812)		(2,667,870)		658,193		5,067,698

Content rights		10,160,182		1,570,415		—		(313,942)		—		619,657		12,036,312
Accumulated amortization		(8,115,229)		—		—		—		(1,440,749)		(503,241)		(10,059,219)

Net		2,044,953		1,570,415		—		(313,942)		(1,440,749)		116,416		1,977,093

Total of intangibles, net	Ps.	125,169,389	Ps.	19,260,157	Ps.	7,138,177	Ps.	817,935	Ps.	(20,338,080)	Ps.	1,409,389	Ps.	133,456,967

Goodwill	Ps.	152,899,801	Ps.	—	Ps.	(7,014,120)	Ps.	(537,343)	Ps.	—	Ps.	(2,295,479)	Ps.	143,052,859

Summary of Aggregate Carrying Amount of Goodwill
b) The aggregate carrying amount of goodwill is allocated as follows:

	2019		2020
Europe	Ps.	52,950,325	Ps.	53,388,139
Brazil		28,062,398		18,730,686
Puerto Rico		17,463,394		17,463,394
Dominican Republic		14,186,723		14,186,723
Colombia		12,124,685		12,253,743
México		10,148,380		10,148,380
Peru		2,739,947		2,710,979
Chile		2,364,816		2,558,098
El Salvador		2,499,552		2,499,544
United States (Tracfone)		3,220,105		3,362,900
Ecuador		2,155,384		2,155,384
Guatemala		3,245,613		2,301,533
Other countries		1,738,479		1,293,356

	Ps.	152,899,801	Ps.	143,052,859